Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 44,795	$ 27,081	$ 89,862	$ 53,336
Share-based compensation	26,879	26,060	54,381	41,986
Professional services	7,626	7,674	16,567	14,242
Office expenses	7,018	3,726	13,067	6,948
Travel expenses	6,557	1,054	10,621	1,656
Other expenses	11,997	7,476	17,849	12,254
Total selling, general and administrative expenses	$ 104,872	$ 73,071	$ 202,347	$ 130,422